JPMorgan Nasdaq Equity Premium Yield ETF
Schedule of Portfolio Investments as of March 31, 2026
(Unaudited)
THE “UNAUDITED EXCHANGE-TRADED FUNDS HOLDINGS”
LIST (“the List”) IS TO BE USED FOR REPORTING PURPOSES
ONLY. IT IS NOT TO BE REPRODUCED FOR USE AS
ADVERTISING OR SALES LITERATURE WITH THE GENERAL
PUBLIC. The list is submitted for the general information of the shareholders of the Fund. It is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by a prospectus. The list has been created from the books and records of the Fund. Holdings are available 60 days after the fund’s fiscal quarter, using a trade date accounting convention, by contacting the appropriate service center. The list is subject to change without notice. The list is for informational purposes only and is not intended as an offer or solicitation with respect to the purchase or sale of any security.

JPMorgan Asset Management is the marketing name for the asset management business of J.P. Morgan Chase & Co.
J.P. Morgan Distribution Services, Inc., member FINRA.
© J.P. Morgan Chase & Co., 2026.

JPMorgan Nasdaq Equity Premium Yield ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF March 31, 2026 (Unaudited)

INVESTMENTS	SHARES	VALUE($)
Common Stocks — 95.6%
Aerospace & Defense — 0.3%
TransDigm Group, Inc.	252	292,058
Air Freight & Logistics — 0.1%
United Parcel Service, Inc., Class B	881	86,673
Automobiles — 3.3%
Tesla, Inc. *	9,221	3,427,907
Beverages — 1.7%
PepsiCo, Inc.	11,587	1,799,345
Biotechnology — 2.8%
AbbVie, Inc.	3,351	728,809
Alnylam Pharmaceuticals, Inc. *	1,084	358,663
Insmed, Inc. *	2,470	403,894
Natera, Inc. *	554	110,795
Neurocrine Biosciences, Inc. *	748	98,542
Regeneron Pharmaceuticals, Inc.	1,574	1,216,135
		2,916,838
Broadline Retail — 5.6%
Alibaba Group Holding Ltd., ADR (China)	1,282	160,840
Amazon.com, Inc. *	24,618	5,127,191
MercadoLibre, Inc. (Brazil) *	356	615,531
		5,903,562
Building Products — 0.2%
Trane Technologies plc	554	230,874
Capital Markets — 0.2%
Robinhood Markets, Inc., Class A *	2,687	186,209
Chemicals — 0.6%
Air Products and Chemicals, Inc.	1,489	432,540
PPG Industries, Inc.	1,583	169,191
		601,731
Commercial Services & Supplies — 0.7%
Copart, Inc. *	11,195	371,674
Republic Services, Inc., Class A	1,648	360,945
		732,619
Communications Equipment — 0.5%
Arista Networks, Inc. *	411	50,462
Motorola Solutions, Inc.	1,178	511,217
		561,679
Construction Materials — 0.2%
Vulcan Materials Co.	806	219,474
Consumer Staples Distribution & Retail — 4.7%
Walmart, Inc.	40,080	4,981,142
Diversified Telecommunication Services — 0.5%
AT&T, Inc.	18,506	536,489

JPMorgan Nasdaq Equity Premium Yield ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF March 31, 2026 (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued
Electric Utilities — 1.5%
Entergy Corp.	4,727	531,125
NextEra Energy, Inc.	4,727	439,044
Southern Co. (The)	6,167	595,239
		1,565,408
Electrical Equipment — 0.3%
Eaton Corp. plc	871	311,531
Electronic Equipment, Instruments & Components — 0.2%
Keysight Technologies, Inc. *	926	261,475
Entertainment — 3.4%
Netflix, Inc. *	27,716	2,664,893
Take-Two Interactive Software, Inc. *	2,257	445,758
Walt Disney Co. (The)	4,484	432,168
		3,542,819
Financial Services — 0.7%
Corpay, Inc. *	712	207,185
Mastercard, Inc., Class A	965	482,172
		689,357
Food Products — 0.8%
Mondelez International, Inc., Class A	14,358	827,595
Ground Transportation — 1.1%
Norfolk Southern Corp.	3,004	862,148
Uber Technologies, Inc. *	3,717	267,364
		1,129,512
Health Care Equipment & Supplies — 0.8%
Abbott Laboratories	2,069	212,424
Boston Scientific Corp. *	2,405	150,914
Edwards Lifesciences Corp. *	3,153	252,492
Stryker Corp.	570	187,296
		803,126
Health Care Providers & Services — 0.2%
UnitedHealth Group, Inc.	589	159,377
Health Care Technology — 0.1%
Veeva Systems, Inc., Class A *	722	126,826
Hotels, Restaurants & Leisure — 2.4%
Booking Holdings, Inc.	252	1,061,001
Chipotle Mexican Grill, Inc., Class A *	6,786	217,220
DoorDash, Inc., Class A *	3,341	501,651
Hilton Worldwide Holdings, Inc.	1,648	501,124
McDonald's Corp.	703	218,485
		2,499,481
Independent Power and Renewable Electricity Producers — 0.1%
Vistra Corp.	842	126,578

JPMorgan Nasdaq Equity Premium Yield ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF March 31, 2026 (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued
Industrial Conglomerates — 0.3%
3M Co.	2,470	358,718
Industrial REITs — 0.2%
Prologis, Inc.	1,891	249,952
Interactive Media & Services — 10.0%
Alphabet, Inc., Class C	23,119	6,631,916
Meta Platforms, Inc., Class A	6,786	3,882,474
		10,514,390
IT Services — 1.1%
International Business Machines Corp.	1,836	445,028
Shopify, Inc., Class A (Canada) *	5,746	681,591
		1,126,619
Life Sciences Tools & Services — 0.2%
Thermo Fisher Scientific, Inc.	495	243,307
Machinery — 0.4%
Deere & Co.	693	390,367
Media — 0.3%
Charter Communications, Inc., Class A *	1,331	287,336
Multi-Utilities — 0.3%
CMS Energy Corp.	2,405	186,580
Public Service Enterprise Group, Inc.	2,163	175,095
		361,675
Oil, Gas & Consumable Fuels — 0.8%
Cheniere Energy, Inc.	767	217,644
ConocoPhillips	1,227	161,964
Exxon Mobil Corp.	3,004	509,659
		889,267
Pharmaceuticals — 1.5%
Bristol-Myers Squibb Co.	5,870	356,015
Johnson & Johnson	4,811	1,176,001
		1,532,016
Semiconductors & Semiconductor Equipment — 25.5%
Advanced Micro Devices, Inc. *	11,017	2,241,188
Analog Devices, Inc.	7,181	2,284,563
ASML Holding NV (Registered), NYRS (Netherlands)	975	1,287,809
Broadcom, Inc.	10,473	3,241,498
Intel Corp. *	34,774	1,534,577
Lam Research Corp.	12,607	2,693,612
Micron Technology, Inc.	7,796	2,633,801
NVIDIA Corp. (a)	54,345	9,477,768
NXP Semiconductors NV (Netherlands)	4,484	882,720
Teradyne, Inc.	1,677	497,164
		26,774,700

JPMorgan Nasdaq Equity Premium Yield ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF March 31, 2026 (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued
Software — 11.9%
AppLovin Corp., Class A *	1,648	655,904
HubSpot, Inc. *	505	123,270
Intuit, Inc.	2,276	984,097
Microsoft Corp.	17,719	6,559,042
Oracle Corp.	2,124	312,462
Palantir Technologies, Inc., Class A *	10,473	1,531,990
Palo Alto Networks, Inc. *	5,766	924,405
Salesforce, Inc.	900	168,003
ServiceNow, Inc. *	2,732	285,631
Synopsys, Inc. *	1,752	694,633
Zoom Communications, Inc., Class A *	3,212	258,213
		12,497,650
Specialty Retail — 0.9%
AutoZone, Inc. *	55	185,778
Lowe's Cos., Inc.	1,668	394,115
TJX Cos., Inc. (The)	2,360	376,892
		956,785
Technology Hardware, Storage & Peripherals — 9.2%
Apple, Inc.	32,433	8,231,171
Seagate Technology Holdings plc	3,792	1,485,554
		9,716,725
Total Common Stocks (Cost $103,054,083)		100,419,192
	NO. OF CONTRACTS
Options Purchased — 0.1%
Call Options Purchased — 0.1%
Invesco QQQ Trust 1
4/2/2026 at USD 626.00, American Style
Notional Amount: USD 49,983,788
Counterparty: Exchange-Traded *	866	433
Invesco QQQ Trust 1
4/10/2026 at USD 598.00, American Style
Notional Amount: USD 49,983,788
Counterparty: Exchange-Traded *	866	129,034
Total Call Options Purchased (Cost $184,572)		129,467

JPMorgan Nasdaq Equity Premium Yield ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF March 31, 2026 (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE($)
Short-Term Investments — 4.8%
Investment Companies — 4.8%
JPMorgan U.S. Government Money Market Fund Class IM Shares, 3.60% (b) (c) (Cost $4,999,255)	4,999,255	4,999,255
Total Investments — 100.5% (Cost $108,237,910)		105,547,914
Liabilities in Excess of Other Assets — (0.5)%		(521,128)
NET ASSETS — 100.0%		105,026,786

Percentages indicated are based on net assets.

Abbreviations
ADR	American Depositary Receipt
NYRS	New York Registry Shares
REIT	Real Estate Investment Trust
USD	United States Dollar

*	Non-income producing security.
(a)	All or a portion of the security is segregated as collateral for options written. The total value of securities segregated as collateral is $5,580,800.
(b)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(c)	The rate shown is the current yield as of March 31, 2026.
Written Call Options Contracts as of March 31, 2026 :

DESCRIPTION	COUNTERPARTY	NUMBER OF CONTRACTS	NOTIONAL AMOUNT	EXERCISE PRICE	EXPIRATION DATE	VALUE ($)
Invesco QQQ Trust 1	Exchange-Traded	866	USD 49,983,788	USD 613.00	4/02/2026	(1,732)
Invesco QQQ Trust 1	Exchange-Traded	866	USD 49,983,788	USD 584.00	4/10/2026	(539,518)
						(541,250)
Total Written Options Contracts (Premiums Received $ (674,554))						(541,250)

Abbreviations
USD	United States Dollar

JPMorgan Nasdaq Equity Premium Yield ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF March 31, 2026 (Unaudited) (continued)
A. Valuation of Investments— Investments are valued in accordance with U.S. generally accepted accounting principles (“GAAP”) and the Fund's valuation policies set forth by, and under the supervision and responsibility of, the Board of Trustees of the Trust (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at their market value and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.
Under Section 2(a)(41) of the Investment Company Act of 1940 (the "1940 Act"), the Board is required to determine fair value for securities that do not have readily available market quotations. Pursuant to Rule 2a-5 under the 1940 Act (Good Faith Determinations of Fair Value), the Board may designate the performance of these fair valuation determinations to a valuation designee. The Board has designated the Adviser as the “Valuation Designee” to perform fair valuation determinations for the Fund on behalf of the Board subject to appropriate oversight by the Board. The Adviser, as Valuation Designee, leverages the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to help oversee and carry out the policies for the valuation of investments held in the Fund. The Adviser, as Valuation Designee, remains responsible for the valuation determinations.
This oversight by the AVC includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight including, but not limited to, consideration of macro or security specific events, market events, and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and, at least on a quarterly basis, with the AVC and the Board.
Fixed income instruments are valued based on prices received from approved affiliated and unaffiliated pricing vendors or third party broker-dealers (collectively referred to as “Pricing Services”). The Pricing Services use multiple valuation techniques to determine the valuation of fixed income instruments. In instances where sufficient market activity exists, the Pricing Services may utilize a market-based approach through which trades or quotes from market makers are used to determine the valuation of these instruments. In instances where sufficient market activity may not exist, the Pricing Services also utilize proprietary valuation models which may consider market transactions in comparable securities and the various relationships between securities in determining fair value and/or market characteristics in order to estimate the relevant cash flows, which are then discounted to calculate the fair values.
Equities and other exchange-traded instruments are valued at the last sale price or official market closing price on the primary exchange on which the instrument is traded before the net asset value (“NAV”) of the Fund is calculated on a valuation date.
Investments in open-end investment companies (“Underlying Funds”) are valued at each Underlying Fund’s NAV per share as of the report date.
Options are generally valued on the basis of available market quotations.
Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer-related events after the report date and prior to issuance of the report are not reflected herein.
The various inputs that are used in determining the valuation of the Fund's investments are summarized into the three broad levels listed below.
•
Level 1 — Unadjusted inputs using quoted prices in active markets for identical investments.
•
Level 2 — Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.
•
Level 3 — Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund's assumptions in determining the fair value of investments).
A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.
The following table represents each valuation input as presented on the Schedule of Portfolio Investments (“SOI”):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities (a)	$105,547,914	$—	$—	$105,547,914

JPMorgan Nasdaq Equity Premium Yield ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF March 31, 2026 (Unaudited) (continued)

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Depreciation in Other Financial Instruments
Options Written (a)
Call Options Written	$(541,250)	$—	$—	$(541,250)

(a)	Please refer to the SOI for specifics of portfolio holdings.
B. Investment Transactions with Affiliates— The Fund invested in an Underlying Fund advised by the Adviser. An issuer which is under common control with the Fund may be considered an affiliate. The Fund assumes the issuer listed in the table below to be an affiliated issuer. The Underlying Fund's distributions may be reinvested into such Underlying Fund. Reinvestment amounts are included in the purchases at cost amounts in the table below.

For the period ended March 31, 2026
Security Description	Value at March 18, 2026(a)	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at March 31, 2026	Shares at March 31, 2026	Dividend Income	Capital Gain Distributions
JPMorgan U.S. Government Money Market Fund Class IM Shares, 3.60% (b) (c)	$—	$4,999,255	$—	$—	$—	$4,999,255	4,999,255	$5,808	$—

(a)	Commencement of operations was March 18, 2026.
(b)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(c)	The rate shown is the current yield as of March 31, 2026.